DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
DEBT
Summary of Company's leverage ratio

Leverage Ratio Before Receipt of Fourth Quarter 2017	Eurodollar	Base Rate
Compliance Certificate	Advances	Advances
< 4.00	4.00%	3.00%
≥ 4.00	4.50%	3.50%

Leverage Ratio After Receipt of Fouth Quarter 2017	Eurodollar	Base Rate
Compliance Certificate	Advances	Advances
< 2.00	3.00%	2.00%
≥ 2.00 < 2.50	3.25%	2.25%
≥ 2.50 < 3.00	3.50%	2.50%
≥ 3.00 < 3.50	3.75%	2.75%
≥ 3.50 < 4.00	4.00%	3.00%
≥ 4.00	4.50%	3.50%

	Eurodollar	Base Rate
Leverage Ratio After Receipt of Third Quarter 2017 Compliance Certificate	Advances	Advances
< 4.00	4.00%	3.00%
≥ 4.00	4.50%	3.50%

	Eurodollar	Base Rate
Leverage Ratio After Receipt of Third Quarter 2017 Compliance Certificate	Advances	Advances
< 2.00	3.00%	2.00%
≥ 2.00 < 2.50	3.25%	2.25%
≥ 2.50 < 3.00	3.50%	2.50%
≥ 3.00 < 3.50	3.75%	2.75%
≥ 3.50 < 4.00	4.00%	3.00%
≥ 4.00	4.50%	3.50%